Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [abstract]
Hydroelectric Power Generation at Semangka, Indonesia	The Company’s expected future collections of service concession arrangements as of December 31, 2022 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	31,653
1 ~ 2 years		31,800
2 ~ 3 years		31,728
Over 3 years		548,400

	￦	643,581